Short-Term Bank Loans (Details) - Schedule of short-term bank loans - USD ($)		Mar. 31, 2022	Sep. 30, 2021
Short-term bank loans:
Total short-term bank loans		$ 4,410,000	$ 4,334,400
Maturity date on June 15, 2022, interest rate 4.81% per annum [Member]
Short-term bank loans:
Total short-term bank loans	[1]	1,575,000	1,548,000
Maturity date on June 30, 2022, interest rate 4.5% per annum [Member]
Short-term bank loans:
Total short-term bank loans	[2]	1,575,000	1,548,000
Maturity date on March 17, 2022, interest rate 4.81% per annum [Member]
Short-term bank loans:
Total short-term bank loans			1,238,400
Maturity date on March 13, 2023, interest rate 4.62% per annum [Member]
Short-term bank loans:
Total short-term bank loans	[3]	$ 1,260,000

[1]	On June 16, 2021, the Company’s subsidiary, Jiangxi Universe, signed a loan agreement with Jiangxi Luling Rural Commercial Bank (“LRC Bank”) to borrow RMB10 million (equivalent to $1,575,000) as working capital for one year, with the maturity date on June 15, 2022. The fixed interest rate of the loan was 4.81% per annum. There was no guarantee requirement for this loan. The loan was fully repaid upon maturity.
[2]	On June 30, 2021, the Company’s subsidiary, Jiangxi Universe, signed a loan agreement with Bank of Communications to borrow RMB10 million (equivalent to $1,575,000) as working capital for one year, with the maturity date on June 30, 2022. The fixed interest rate of the loan was 4.5% per annum. Certain related parties of the Company, including Mr. Gang Lai, the Company’s controlling shareholder, Mr. Gang Lai’s spouse, Mrs. Xing Wu, and the Company’s subsidiary, Universe Trade, jointly signed guarantee agreements with Bank of Communications to provide credit guarantees for this loan. The loan was fully repaid upon maturity.
[3]	On March 18, 2021, the Company’s subsidiary, Universe Trade, signed a loan agreement with LRC Bank to borrow RMB8 million (equivalent to $1,260,000) as working capital for one year, with the maturity date on March 17, 2022. The fixed interest rate of the loan was 4.81% per annum. There was no guarantee requirement for this loan. The loan was fully repaid upon maturity.